NOTE 3 - ACCOUNTS RECEIVABLE (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Deposit	$ 2,434	$ 2,682	$ 2,500
UK VAT Receivable	8,342	15,084	11,867
Prepayments		200
Accounts receivable	$ 10,776	$ 17,966	$ 14,367